Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Lease Commitments	These commitments as at December 31, 2024, are as follows:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $
Variable lease payments and other	293.9	55.9	92.2	145.8
Leases not commenced but committed	8.7	0.9	2.7	5.1
Software financing not commenced but committed	9.9	2.2	4.4	3.3
	312.5	59.0	99.3	154.2